Stock Compensation Expense (Details) - Schedule of Restricted Stock Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of restricted stock units [Abstract]
Number, Nonvested, Beginning balance	702,417
Weighted Average Price, Nonvested, Beginning balance (in Dollars per share)	$ 2.79
Number, Granted	95,000
Weighted Average Price, Granted (in Dollars per share)	$ 1.09
Number, Vested	(57,250)		(1,680,774)
Weighted Average Price, Vested (in Dollars per share)	$ 2.63
Number, Forfeited	(4,500)
Number, Nonvested, Ending balance	735,667	702,417
Weighted Average Price, Nonvested, Ending balance (in Dollars per share)	$ 2.48	$ 2.79